Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Assets	4,101	3,839	—	1,470,694	(5,984)	16,403	754,975	620,131	753,092	2,111,067
Loans and advances to customers	4,101	3,839	—	—	(5,984)	16,403	641,113	620,131	639,230	640,373
Amounts due from financial institutions	—	—	—	1,470,694	—	—	113,862	—	113,862	1,470,694

Liabilities	(44,710)	(5,261)	—	(9)	(16,179)	(22,391)	(121,747)	(250,608)	(182,636)	(278,269)
Liabilities with customers - Demand deposits	(260)	—	—	—	(54)	(406)	(318)	(47,091)	(632)	(47,497)
Liabilities with customers - Term deposits	(44,450)	(5,261)	—	(9)	(16,125)	(21,985)	(121,429)	(203,517)	(182,004)	(230,772)

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023	12/31/2022
Profit/ (loss)	(2,313)	(1,844)	(444)	—	3,436	(145)	(25,161)	(932)	2,065	(17,194)	(2,247)	60,155	(44,668)	(1,587)	61,631
Interest income	—	—	—	—	3,436	—	543	1,373	1,416	23,414	10,893	61,801	23,957	15,702	63,217
Interest expenses	(2,268)	(1,843)	(408)	—	—	(145)	(1,858)	(2,282)	(298)	(8,404)	(11,237)	(9,246)	(12,530)	(15,362)	(10,097)
Other administrative expenses	(45)	(1)	(36)	—	—	—	(23,846)	(23)	947	(32,204)	(1,903)	7,600	(56,095)	(1,927)	8,511

(a)    Inter&Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)    Entities with significant influence by Inter&Co;
(c)    Directors and members of the Board of Directors and Supervisory Board of Inter&Co; and
(d)    Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter&Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter&Co and their close family members.